Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

July 2, 2015

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 399 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 399 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on June 30, 2015.

If you have any questions or would like further information, please call Brian Montana at (617) 210-3662.

Sincerely,

  /s/ Brian Montana

Brian Montana

Senior Counsel

Exhibit A

Funds Trust

Wells Fargo Advantage Dynamic Target Today Fund
Wells Fargo Advantage Dynamic Target 2015 Fund
Wells Fargo Advantage Dynamic Target 2020 Fund
Wells Fargo Advantage Dynamic Target 2025 Fund
Wells Fargo Advantage Dynamic Target 2030 Fund
Wells Fargo Advantage Dynamic Target 2035 Fund
Wells Fargo Advantage Dynamic Target 2040 Fund
Wells Fargo Advantage Dynamic Target 2045 Fund
Wells Fargo Advantage Dynamic Target 2050 Fund
Wells Fargo Advantage Dynamic Target 2055 Fund
Wells Fargo Advantage Dynamic Target 2060 Fund